PROPERTY, EQUIPMENT AND SOFTWARE, NET (Tables)	12 Months Ended
Dec. 31, 2023
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Schedule of property, equipment and software, net

	As of December 31,
	2022	2023
	RMB	RMB
	(in thousands)
Electronic equipment	849,020	2,149,561
Leasehold improvement	95,554	136,541
Furniture and fixtures	18,514	15,384
Motor vehicles	5,272	15,251
Software	4,055	7,010
Total cost	972,415	2,323,747
Less: accumulated depreciation	(281,379)	(530,259)
Total property, equipment and software, net	691,036	1,793,488